Other financial Assets - Summary of Other Financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current
Finance lease receivables	₨ 3,922		₨ 3,090
Security deposits	1,812		1,318
Advance to customer	509		225
Dues from officers and employees	16		30
Other receivables			1
Other Non-current financial assets	6,259	$ 67	4,664
Current
Finance lease receivables	4,189		5,144
Security deposits	2,235		1,827
Receivables from redemption of mutual funds	800		0
Advance to customer	494		70
Dues from officers and employees	435		505
Claims Receivables	384		195
Interest receivables	357		596
Other receivables	1,351		111
Other current financial assets	10,245	$ 109	8,448
Other financial assets	₨ 16,504		₨ 13,112